Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.0%
U.S. Treasury Notes
4.00%, 07/31/30	$80,500	$80,185,547
4.50%, 07/15/26	150,000	149,964,843
		230,150,390
U.S. Government Obligations — 98.0%
U.S. Treasury Note/Bond
0.25%, 05/15/24	489,381	469,958,499
0.25%, 05/31/25	111,185	102,055,485
0.25%, 07/31/25	15,617	14,251,732
0.25%, 08/31/25	353,996	322,081,139
0.25%, 10/31/25	344,624	311,776,844
0.38%, 04/15/24	23	21,724
0.38%, 07/15/24	5	4,770
0.38%, 08/15/24	490,488	465,886,676
0.38%, 11/30/25	575,572	520,780,697
0.38%, 07/31/27	48,275	41,366,069
0.50%, 03/31/25	585	542,725
0.50%, 02/28/26	404,808	364,485,056
0.50%, 05/31/27	129,668	112,294,860
0.50%, 08/31/27	28,817	24,752,141
0.63%, 07/31/26	237,544	212,026,666
0.63%, 12/31/27	248,078	212,164,578
0.63%, 05/15/30	12,587	10,043,302
0.63%, 08/15/30	7,078	5,612,238
0.75%, 03/31/26	143,039	129,500,401
0.75%, 04/30/26	75,714	68,310,911
0.75%, 05/31/26	75,860	68,270,767
0.75%, 08/31/26	479,670	428,648,582
0.75%, 01/31/28	11,999	10,295,916
0.88%, 06/30/26	141,483	127,666,391
0.88%, 09/30/26	50,000	44,804,687
1.00%, 12/15/24	42,648	40,275,705
1.00%, 07/31/28	159,840	137,062,800
1.13%, 01/15/25	4,715	4,447,382
1.13%, 02/28/25	70,126	65,904,932
1.13%, 10/31/26	137,986	124,290,172
1.13%, 08/31/28	15,288	13,167,215
1.13%, 05/15/40	19,329	12,264,601
1.13%, 08/15/40	19,329	12,152,857
1.25%, 03/31/28	224,673	196,641,271
1.25%, 06/30/28	85,750	74,619,248
1.25%, 09/30/28	244,762	211,709,570
1.25%, 08/15/31	1,915	1,559,746
1.38%, 10/31/28	162,304	141,052,668
1.38%, 12/31/28	38,546	33,399,680
1.38%, 11/15/31	1,469,527	1,202,371,413
1.38%, 11/15/40	33,681	22,041,124
1.38%, 08/15/50	61,199	34,486,536
1.50%, 02/15/25	439,689	416,089,875
1.50%, 08/15/26	50,000	45,775,390
1.50%, 11/30/28	435,987	380,756,302
1.50%, 02/15/30	25	20,897
1.63%, 02/15/26	193,513	179,566,829
1.63%, 05/15/26	638,609	589,989,625
1.63%, 08/15/29	48,275	41,977,056
1.63%, 11/15/50	81,885	49,326,056
1.88%, 02/15/32	223,878	190,130,140
1.88%, 02/15/41	69,071	49,135,199
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/15/51	$1,435,957	$922,209,981
1.88%, 11/15/51	106,228	67,965,173
2.00%, 05/31/24	18	17,508
2.00%, 02/15/25	566,577	540,350,779
2.00%, 08/15/25	281,441	265,884,693
2.00%, 11/15/26	3,903	3,613,569
2.00%, 02/15/50	3,257	2,168,123
2.00%, 08/15/51	132,012	87,282,490
2.13%, 07/31/24	24,073	23,319,226
2.13%, 05/15/25	344,862	327,982,813
2.25%, 11/15/25	25,990	24,580,760
2.25%, 02/15/27	573,824	534,015,053
2.25%, 08/15/27	110,724	102,337,984
2.25%, 11/15/27	333,270	306,973,190
2.25%, 05/15/41	77,900	58,775,017
2.25%, 08/15/49	1,644	1,160,690
2.25%, 02/15/52	99,610	69,878,820
2.38%, 08/15/24	894,634	867,480,075
2.38%, 04/30/26	14,622	13,802,080
2.38%, 05/15/27	79,414	73,957,017
2.38%, 03/31/29	26,516	24,142,843
2.38%, 05/15/29	270,283	245,820,550
2.38%, 05/15/51	20,000	14,437,500
2.50%, 02/28/26	24,181	22,938,325
2.50%, 02/15/46	4,714	3,536,202
2.50%, 05/15/46	554,124	415,311,385
2.63%, 02/15/29	1,085,685	1,003,325,239
2.63%, 07/31/29	219,855	202,283,775
2.75%, 05/15/25	385,072	370,271,180
2.75%, 06/30/25	172,183	165,316,242
2.75%, 08/31/25	24,181	23,177,305
2.75%, 04/30/27	17,218	16,269,370
2.75%, 07/31/27	2,062	1,944,038
2.75%, 02/15/28	641,530	602,336,339
2.75%, 08/15/32	130,282	118,277,080
2.75%, 11/15/42	478,366	385,458,434
2.75%, 08/15/47	14,888	11,653,584
2.75%, 11/15/47	53,932	42,201,790
2.88%, 04/30/25	2,753	2,653,860
2.88%, 06/15/25	46,035	44,316,266
2.88%, 07/31/25	24,181	23,259,484
2.88%, 11/30/25	42,537	40,798,965
2.88%, 05/15/28	394,520	371,789,337
2.88%, 08/15/28	5,705	5,367,603
2.88%, 05/15/32	135,043	124,049,564
2.88%, 05/15/43	47,258	38,673,946
2.88%, 08/15/45	110,766	89,248,839
2.88%, 11/15/46	302,267	242,710,795
2.88%, 05/15/49	13,255	10,654,546
2.88%, 05/15/52	5,722	4,607,372
3.00%, 07/31/24	17,016	16,624,694
3.00%, 07/15/25	22,319	21,524,565
3.00%, 10/31/25	35,629	34,284,658
3.00%, 11/15/44	11,500	9,511,758
3.00%, 02/15/47	2,920	2,395,869
3.00%, 02/15/48	159,911	131,152,006
3.00%, 08/15/48	43,191	35,440,240
3.00%, 08/15/52	128,148	105,892,296
3.13%, 08/15/25	92,044	88,934,113
3.13%, 11/15/28	1,080,714	1,027,353,841

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.13%, 08/31/29	$172,841	$163,490,411
3.13%, 02/15/43	109,722	93,623,555
3.25%, 08/31/24	26,479	25,892,336
3.25%, 06/30/29	2,497	2,380,237
3.38%, 05/15/33	194,225	185,272,441
3.38%, 05/15/44	67,198	59,215,260
3.50%, 01/31/30	135,173	130,478,810
3.50%, 02/15/33	213,903	206,149,209
3.50%, 02/15/39	20,000	18,844,531
3.63%, 05/15/26	220,815	215,414,994
3.63%, 03/31/30	144,514	140,540,059
3.63%, 08/15/43	35	32,154
3.63%, 02/15/53	73,455	68,507,985
3.63%, 05/15/53	110,256	103,002,849
3.75%, 05/31/30	79,577	77,985,656
3.75%, 06/30/30	80,500	78,915,156
3.75%, 11/15/43	850,340	794,735,366
3.88%, 01/15/26	170,896	167,658,322
3.88%, 09/30/29	58,095	57,261,956
3.88%, 11/30/29	78,586	77,487,122
3.88%, 12/31/29	121,853	120,153,525
3.88%, 08/15/40	20,000	19,478,125
4.00%, 02/29/28	235,605	233,487,938
4.00%, 02/28/30	194,730	193,497,825
4.00%, 11/15/52	174,438	174,274,265
4.13%, 06/15/26	90,000	89,036,719
4.13%, 11/15/32	156,301	158,108,129
4.25%, 12/31/24	95,713	94,445,550
4.25%, 05/31/25	97,918	96,685,981
4.25%, 05/15/39	12,642	12,986,878
4.38%, 02/15/38	136,730	143,064,025
4.38%, 11/15/39	205,831	214,008,062
4.38%, 05/15/40	20,000	20,758,594
4.50%, 11/15/25	155,774	154,861,460
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.50%, 05/15/38	$2,905	$3,075,638
4.63%, 06/30/25(a)	44,399	44,153,122
5.00%, 05/15/37	40,106	44,749,411
5.50%, 08/15/28	2,357	2,491,938
6.13%, 11/15/27	321,732	344,894,620
U.S. Treasury STRIPS
0.03%, 02/15/29(b)	43,934	34,937,128
0.03%, 08/15/35(b)	15,930	9,706,163
0.03%, 08/15/36(b)	66,912	39,033,081
0.04%, 05/15/43(b)	31,967	13,558,724
		23,699,853,294

Total Long-Term Investments — 99.0%
(Cost: $26,282,248,144)		23,930,003,684

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)(e)	143,828	143,828,034

Total Short-Term Securities — 0.6%
(Cost: $143,828,034)		143,828,034

Total Investments — 99.6%
(Cost: $26,426,076,178)		24,073,831,718

Other Assets Less Liabilities — 0.4%		104,708,267

Net Assets — 100.0%		$24,178,539,985

(a)	All or a portion of this security is on loan.

(b)	Rates are discount rates or a range of discount rates as of period end.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$39,685,406	$104,142,628	(a)	$—	$—	$—	$143,828,034	143,828	$2,248,540	(b)	$47

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government & Agency Obligations	$—	$23,930,003,684	$—	$23,930,003,684
Short-Term Securities
Money Market Funds	143,828,034	—	—	143,828,034
	$143,828,034	$23,930,003,684	$—	$24,073,831,718

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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